UPDATING SUMMARY PROSPECTUS
FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
Issued By
DELAWARE LIFE INSURANCE COMPANY
May 1, 2025
The Futurity Corporate Variable Universal Life Insurance policy is the flexible premium corporate variable universal life insurance policy issued by Delaware Life Insurance Company. The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.
This Updating Summary Prospectus summarizes key features of the Policy. This Updating Summary Prospectus also provides a summary of the Policy features that have changed since the prospectus dated April 30, 2024. This may not reflect all the changes that have occurred since you entered into your Policy.
The prospectus for the Policy contains more information about the Policy including its features, benefits, and risks. You can find the current prospectus and other information about the Policy at https://dfinview.com/DelawareLife/TAHD/CUSIP0003?site=Life. You can also request this information at no cost at https://dfinreports.com/delawarelife, by calling 1-888-594-2654 or by sending an email request to customer.relations@delawarelife.com
If you have any questions about your Policy, please contact us at the Service Address:
Delaware Life Insurance Company
Attn: Corporate Markets
230 Third Avenue, 6th Floor
Waltham, MA 02451
Telephone: (888) 594-2654
Facsimile: (877) 795-5661
www.DelawareLife.com/contact-us
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

GLOSSARY OF POLICY TERMS
Account Value - The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account. Account Value does not include Policy Debt. Policy Debt, which includes the amount of loans and interest charged, is not deducted from the Account Value. It is reflected in the amounts received upon surrender or payment of Policy Proceeds. It is also reflected in the amount of total Account Value that may be borrowed against.
APB Rider - An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy. The APB Rider terminates no later than the Insured’s Attained Age 121 (100 if 1980 CSO applies).
APB Rider Death Benefit - The death benefit under the APB Rider.
Base Death Benefit - The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.
Class - The risk, underwriting, and substandard table rating, if any, classification of the Insured.
CSO - The Commissioners Standard Ordinary (CSO) Mortality Table is an actuarial table used to calculate reserve requirements for the Company. It is the legally recognized method for calculating required reserves and nonforfeiture values for the Company. There are three CSO tables in this Prospectus that are applied to your Policy, depending on the Investment Start Date of your Policy: the 1980 CSO, 2001 CSO, and 2017 CSO. The CSOs affect your cost of insurance, mortality and expense charge and APB Rider.
Death Benefit - The sum of the Base Death Benefit and any APB Rider Death Benefit. For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided under the Enhanced Cash Surrender Value Endorsement.
Fixed Account - The portion of the Account Value funded by assets invested in our General Account.
Fund - A mutual fund in which a Sub-Account invests.
General Account - The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.
Insured - The person on whose life the Policy is issued.
Investment Option - The Fixed Account and any of the Sub-Accounts of the Variable Account.
Policy - The form issued by Delaware Life Insurance Company which evidences the insurance coverage provided and is a contract between the policyowner and the Company.
Policy Debt - The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.
Policy Proceeds - The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.
Policy Year - A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.
SEC - Securities and Exchange Commission.
Sub-Accounts - Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You, and the Fixed Account. Also known as variable investment options.

Target Premium - An amount of premium specified as such in the Policy, used to determine our Expense Charge Applied to Premium.
Variable Account - Delaware Life Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.
You - The owner of the Policy.

UPDATED INFORMATION ABOUT THE POLICY
The information in this Updating Summary Prospectus is a summary of the Policy features that have changed since the prospectus dated April 30, 2024. This may not reflect all the changes that have occurred since you entered into your Policy.
Changes Affecting the Funds
Name Change
Invesco V.I. Capital Appreciation Fund-Series I changed its name to Invesco V.I. Discovery Large Cap Fund-Series I.
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A-Funds Available under the Policy and Fees and Expenses in this updating summary prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location In The Prospectus
Transaction Charges
You may be charged for transactions under the Policy. A front-end load, also known as an Expense Charge, may be charged on each premium payment.
The front-end load for premiums up to and including the Target Premium differs from the front-end load for premiums in excess of the Target
Premium. You may be charged for requested Policy illustrations.
FEE TABLE – TRANSACTION FEES CHARGES, DEDUCTIONS AND REFUNDS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of the Additional Protection
Benefit (APB) Rider available under the Policy. Certain fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view your Policy specifications page for rates applicable to your Policy. You will also bear expenses associated with the
Funds under the Policy, as shown in the following table:
FEE TABLE CHARGES, DEDUCTIONS AND REFUNDS APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Investment Options (Fund fees and expenses)[1]	0.27%[1]	1.76%[1]
[1] As a percentage of Fund net assets.
	RISKS			Location In The Prospectus
Risk of Loss	You can lose money by investing in the Policy.			PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short- Term Investment
●The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●Full surrender of this Policy is discouraged in the early Policy Years because the front-end loads on premiums are higher in those years.
●Upon partial surrender, your death benefit protection may be reduced, and your risk of lapse will increase. You may partially surrender the Policy only once per year and only after the Policy has been in force for one year.
●If You fully or partially surrender the Policy, You may be subject to income taxes and potential tax penalties. There may be tax consequences associated with Policy loans.

Risks Associated with Investment Options
●An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy (e.g., the Funds).
●Each Investment Option (including the Fixed Account) has its own unique risks.
●You should review the Investment Options before making an investment decision.

Insurance Company Risks
●An investment in the Policy is subject to the risks related to the Company.
●Any Company obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the
Company.
●Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-888-594-2654 or visiting https://www.delawarelife.com/our-company.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

	RISKS (CONT.)	Location In The Prospectus
Policy Lapse
●Poor investment performance, insufficient premiums, fees and charges, partial surrenders, and unpaid loans or loan interest could cause your
Policy to lapse and You could lose your insurance coverage.
●There are costs associated with reinstating a lapsed Policy.
●Death benefits will not be paid if the Policy has lapsed.
INSUFFICIENT VALUE
	RESTRICTIONS	Location In The Prospectus
Investments
●Certain Investment Options may not be available under your Policy.
●Transfers from the Fixed Account are subject to special restrictions that may prolong the time it takes to transfer Account Value from the Fixed
Account.
●Transfers between the Fund options are subject to additional restrictions designed to prevent short-term and disruptive trading.
●All transfers are subject to our consent, and we reserve the right to impose limitations on transfers.
●We reserve the right to remove or substitute Funds as Investment Options.
APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY TRANSFER PRIVILEGES MODIFICATION
Optional Benefits
●The Enhanced Cash Surrender Value (ECSV) is only available during the first ten Policy Years and is not available if a surrender is made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision).
●The ECSV is not available for Policy loans or upon partial surrender.
●The ECSV may not be available in all states.
ENHANCED CASH SURRENDER VALUE BENEFIT ENDORSEMENT
	TAXES	Location In The Prospectus
Tax Implications
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
●Full and partial surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
ABOUT THE POLICY FEDERAL INCOME TAX CONSIDERA- TIONS
	CONFLICTS OF INTEREST	Location In The Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the
Policy to You, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Policy with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Policy over another investment.
DISTRIBUTION OF POLICY
Exchanges
Some investment professionals may have a financial incentive to offer You a new policy in place of the one You already own. You should only exchange a policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new policy rather than continue to own your existing policy.

APPENDIX A - FUNDS
AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/CUSIP0003?site=Life. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (888) 594-2654, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.86%	12.76%	9.54%	9.39%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B1	AllianceBernstein, L.P.	1.15%[2]	18.44%	7.28%	10.34%
Equity - Global Large Cap	AB Variable Products Series Fund, Inc. Sustainable Global Thematic Portfolio Class B	AllianceBernstein, L.P.	1.16%[2]	5.96%	8.77%	9.45%
Fixed Income - US	American Funds Insurance Series® American High-Income Trust® Class 2	Capital Research and Management Company	0.58%[2]	9.67%	5.54%	5.32%
Equity - Global Large Cap	American Funds Insurance Series® Capital World Growth and Income Fund® Class 2	Capital Research and Management Company	0.67%[2]	14.00%	7.29%	8.45%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 2	Capital Research and Management Company	0.66%[2]	13.68%	9.76%	10.74%
Equity - Global Mid/ Small Cap	American Funds Insurance Series® Global Small Capitalization Fund Class 2	Capital Research and Management Company	0.90%[2]	2.33%	3.01%	5.81%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.59%	31.61%	18.83%	16.58%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 2	Capital Research and Management Company	0.53%	24.23%	13.01%	12.20%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 2	Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
Fixed Income - US	American Funds Insurance Series® The Bond Fund of America® Class 2	Capital Research and Management Company	0.48%[2]	1.16%	0.32%	1.67%
Equity - US Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund Class 2	Capital Research and Management Company	0.50%[2]	19.14%	12.18%	10.26%
Equity - US Mid Cap	BNY Mellon Investment Portfolios: MidCap Stock Portfolio Initial Shares	BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	0.80%[2]	12.61%	9.27%	7.49%
Equity - US Large Cap Blend	BNY Mellon Stock Index Fund, Inc. Initial Shares	BNY Mellon Investment Adviser, Inc. / Mellon Investments Corporation (Index Provider)	0.27%	24.67%	14.21%	12.81%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Small Cap	Delaware VIP® Trust Macquarie VIP Small Cap Value Series Standard Class	Delaware Management Company / Macquarie Investment Management Global Limited	0.74%[2]	11.32%	7.15%	7.60%
Equity - US Small Cap	Deutsche DWS Investments VIT Funds DWS Small Cap Index VIP Class B3	DWS Investment Management Americas, Inc. / Northern Trust Investments, Inc.	0.68%[2]	10.89%	6.77%	7.23%
Equity - US Large Cap Growth	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Contrafund® Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	33.45%	16.74%	13.33%
Equity - US Large Cap Growth	Variable Insurance Products Fund Fidelity® Variable Insurance Products Growth Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	30.07%	18.63%	16.34%
Equity - Global Large Cap	Variable Insurance Products Fund Fidelity® Variable Insurance Products Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.98%	4.81%	5.50%	6.06%
Equity - US Large Cap Growth	Goldman Sachs Variable Insurance Trust Goldman Sachs Strategic Growth Fund Institutional Shares	Goldman Sachs Asset Management, L.P.	0.71%[2]	32.27%	16.76%	14.90%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Institutional Shares	Goldman Sachs Asset Management, L.P.	0.56%[2]	28.24%	14.15%	12.05%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Franchise Fund Series I	Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Large Cap Fund[4] Series I	Invesco Advisers, Inc.	0.80%[2]	34.16%	16.05%	13.25%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.85%	24.23%	10.21%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
Equity - US Small Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.95%	18.09%	10.89%	8.09%
Equity - US Small Cap	Lincoln Variable Insurance Products Trust LVIP Macquarie SMID Cap Core Fund Standard Class	Lincoln Financial Investments Corporation / Delaware Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	0.80%[2]	14.73%	9.54%	9.52%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	0.69%[2]	25.18%	14.86%	12.04%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.57%[2]	4.95%	6.20%	8.03%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.04%[2]	19.87%	12.45%	12.18%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Service Class	Massachusetts Financial Services Company	0.88%[2]	2.70%	0.23%	2.27%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[2]	-2.69%	0.91%	4.72%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Service Class	Massachusetts Financial Services Company	1.10%[2]	14.95%	9.06%	9.17%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Service Class	Massachusetts Financial Services Company	0.81%[2]	0.53%	-1.04%	0.41%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[2]	6.92%	3.18%	4.23%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Service Class	Massachusetts Financial Services Company	0.97%[2]	6.53%	2.93%	3.98%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Service Class	Massachusetts Financial Services Company	0.92%[2]	2.91%	0.78%	2.41%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[2]	8.76%	5.84%	7.56%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Limited Maturity Portfolio Initial Class	Massachusetts Financial Services Company	0.48%[2]	5.30%	2.27%	2.17%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Service Class	Massachusetts Financial Services Company	0.97%[2]	15.98%	12.16%	12.91%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.80%[2]	14.72%	9.10%	11.70%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%[2]	14.44%	8.85%	11.43%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Initial Class	Massachusetts Financial Services Company	0.79%[2]	13.75%	9.74%	9.05%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class[5]	Massachusetts Financial Services Company	1.12%[2]	6.44%	4.71%	8.92%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Research Series Initial Class	Massachusetts Financial Services Company	0.76%[2]	18.87%	11.88%	11.66%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Initial Class	Massachusetts Financial Services Company	0.53%[2]	2.55%	0.39%	1.89%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[6]	Massachusetts Financial Services Company	0.45%[2]	4.84%	2.14%	1.39%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[2]	11.61%	8.03%	8.63%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[2]	11.35%	7.76%	8.36%
Equity - US Mid Cap	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I	Neuberger Berman Investment Advisers LLC	1.05%	8.82%	7.11%	5.65%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company LLC	1.28%	7.53%	0.92%	3.37%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company LLC	0.79%	2.53%	-0.03%	1.53%
Equity - US Large Cap Blend	Rydex Variable Trust NASDAQ-100® Fund	Security Investors, LLC (Guggenheim Investments)	1.70%[2]	23.91%	17.87%	16.48%
Equity - US Large Cap Growth	Rydex Variable Trust Nova Fund	Security Investors, LLC (Guggenheim Investments)	1.68%[2]	32.75%	16.37%	15.44%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio	T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Foreign VIP Fund Class 2	Templeton Investment Counsel, LLC	1.06%	-1.00%	2.60%	2.38%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Growth VIP Fund Class 2	Templeton Global Advisors Limited / Templeton Asset Management Ltd	1.12%[2]	5.40%	4.60%	4.08%

1
This Portfolio is not an available investment option for Policies with Investment Start Dates on or after February 1, 2013.
2
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
3
Not available for investment of new premium or transfers on and after November 15, 2010.
4
Prior to April 30, 2025, the name of this fund was Invesco V.I. Capital Appreciation Fund.
5
Not available for investment of new premium or transfers on and after July 1, 2008.
6
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

The Prospectus and statement of additional information (“SAI”) dated May 1, 2025 include additional information. The Prospectus and SAI are dated the same as this Updating Summary Prospectus and are incorporated by reference. The Prospectus and SAI are available, without charge, upon request. For a free copy of the Prospectus and SAI, or to request other information about the Policy or make other inquiries, call us at 1-888-594-2654.
You may also request a free copy of the Prospectus and SAI at https://dfinreports.com/delawarelife and the Prospectus and SAI are also available on our website at https://dfinview.com/DelawareLife/TAHD/CUSIP0003?site=Life.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov
EDGAR Contract Identifier No.: C000008738.